Subsequent Events (Details) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Thousands	Feb. 08, 2023	Feb. 06, 2023	Mar. 09, 2023
Subsequent Events (Details) [Line Items]
Public offering shares		4,000,000
Public offering price per share		$ 4
Gross proceeds		$ 16,000,000
Net proceeds		$ 14,098,140
Deposit			$ 3,000
Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Public offering shares	4,000,000
Ordinary shares		600,000
Ordinary share per value	$ 0.00004
Business Combination [Member]
Subsequent Events (Details) [Line Items]
Equity interest percentage			100.00%